Right of Use Assets and Operating Lease Liability - Schedule of Information Pertaining to Lease Amounts Recognized (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Information Pertaining to Lease Amounts Recognized [Abstract]
Leasehold buildings	$ 3,611,792	$ 3,648,367
Accumulated amortization	(1,671,677)	(957,846)
ROU assets, net of accumulated amortization	$ 1,940,115	$ 2,690,521